PSF PGIM High Yield Bond Portfolio Investment Strategy - PSF PGIM High Yield Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in high yield debt investments. Lower rated debt investments, in which the Portfolio typically invests, are often referred to as high yield bonds or “junk bonds” and are riskier than higher rated bonds. Lower rated and comparable unrated investments tend to offer better yields than higher rated investments with the same maturities because the issuer’s financial condition may not have been as strong as that of higher rated issuers. Changes in the perception of the creditworthiness of the issuers of lower rated investments tend to occur more frequently and in a more pronounced manner than for issuers of higher rated investments. The Portfolio may invest in a security based upon the expected total return rather than the yield of such security. The Portfolio may also invest up to 30% of its total assets in US dollar-denominated securities of foreign issuers. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may also invest up to 20% of its total assets in collateralized debt obligations, including collateralized loan obligations, and other credit-related asset backed securities. The Portfolio may enter into short sales against-the-box. No more than 25% of the Portfolio’s net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may invest up to 30% of its assets in reverse repurchase agreements and dollar rolls.